Shareholder Fees {- Fidelity® Long-Term Treasury Bond Index Fund}	Apr. 29, 2022 USD ($)
02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 | Fidelity® Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none